Fees Summary	Jun. 17, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 15,694,000
Previously Paid Amount	0.00
Total Fee Amount	2,402.75
Total Offset Amount	0.00
Net Fee	2,402.75
Narrative - Max Aggregate Offering Price	$ 15,694,000
Final Prospectus	true